Selected Statements of Comprehensive Loss Data (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders
Schedule of research and development expenses
	For the Year Ended December 31
	2022	2021

Subcontractors and consultants	$551	$765
Share based compensation	600	-
Laboratory services	27	11

	$1,178	$776

Schedule of general and administrative expenses
	For the Year Ended December 31
	2022	2021

Professional services	$289	$697
Share based compensation	1,690	-
Consulting services	113	120
Rent and office maintenance	9	31
Others	38	5

	$2,139	$853

Schedule of financial expenses, net
	For the Year Ended December 31
	2022	2021

Bank fees	$3	$2
Exchange rate differences	38	(7)
Total financial expenses, net	$41	$(5)